Investments - Intangible Lease Liabilities - Additional Information (Details) - USD ($) $ in Millions	11 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2025	Dec. 31, 2024
Investments [Abstract]
Lease intangible liabilities amortization	$ 8.3	$ 9.6	$ 10.6
2026		7.9
2027		7.8
2028		7.6
2029		7.4
2030		6.8
Thereafter		$ 74.2
Weighted average remaining amortization period		22 years 3 months 18 days